Intangible assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	€ 15,153	€ 13,506	€ 9,953
Additions	4,467	2,342	1,521
Acquisition of a subsidiary	19,015	0	1,477
Disposals	(302)	(230)	(6)
Transfer between accounts	(98)	490	0
Currency translation	(188)	(951)	120
Other	(92)	(4)	441
Intangible assets at end of period	37,955	15,153	13,506
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(5,388)	(3,849)	(2,226)
Additions	(4,001)	(1,954)	(1,585)
Disposals	79	242	5
Transfer between accounts	98	0	0
Currency translation	49	172	0
Other	(146)	1	(43)
Intangible assets at end of period	(9,309)	(5,388)	(3,849)
Amortisation, intangible assets other than goodwill	(9,309)	(5,388)	(3,849)
Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	9,765	9,657	7,727
Intangible assets at end of period	28,646	9,765	9,657
Patents and licenses | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	3,788	3,202	2,342
Additions	749	606	761
Acquisition of a subsidiary	115	0	0
Disposals	(159)	(18)	0
Transfer between accounts	0	0	0
Currency translation	0	(2)	89
Other	4	0	10
Intangible assets at end of period	4,497	3,788	3,202
Patents and licenses | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(2,042)	(1,471)	(996)
Additions	(609)	(576)	(465)
Disposals	2	3	0
Transfer between accounts	0	0	0
Currency translation	0	2	0
Other	(117)	0	(10)
Intangible assets at end of period	(2,766)	(2,042)	(1,471)
Amortisation, intangible assets other than goodwill	(2,766)	(2,042)	(1,471)
Patents and licenses | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	1,746	1,731	1,346
Intangible assets at end of period	1,731	1,746	1,731
Software | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	3,769	1,779	967
Additions	3,718	1,736	671
Acquisition of a subsidiary	242	0	3
Disposals	(143)	(212)	(6)
Transfer between accounts	(98)	490	0
Currency translation	(5)	(26)	143
Other	155	2	1
Intangible assets at end of period	7,638	3,769	1,779
Software | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(1,251)	(958)	(661)
Additions	(1,634)	(559)	(269)
Disposals	77	239	5
Transfer between accounts	98	0	0
Currency translation	4	26	0
Other	(279)	1	(33)
Intangible assets at end of period	(2,985)	(1,251)	(958)
Amortisation, intangible assets other than goodwill	(2,985)	(1,251)	(958)
Software | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	2,518	821	306
Intangible assets at end of period	4,653	2,518	821
Acquired customers and technology | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	7,596	8,525	6,644
Additions	0	0	89
Acquisition of a subsidiary	18,658	0	1,474
Disposals	0	0	0
Transfer between accounts	0	0	0
Currency translation	(183)	(923)	(112)
Other	(251)	(6)	430
Intangible assets at end of period	25,820	7,596	8,525
Acquired customers and technology | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(2,095)	(1,420)	(569)
Additions	(1,758)	(819)	(851)
Disposals	0	0	0
Transfer between accounts	0	0	0
Currency translation	45	144	0
Other	250	0	0
Intangible assets at end of period	(3,558)	(2,095)	(1,420)
Amortisation, intangible assets other than goodwill	(3,558)	(2,095)	(1,420)
Acquired customers and technology | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	5,501	7,105	6,075
Intangible assets at end of period	€ 22,262	€ 5,501	€ 7,105